Prospectus Supplement November 12, 2021

For the following funds with prospectuses dated
December 1, 2020 – November 1, 2021 (as supplemented to date)

AMCAP Fund®

American Balanced Fund®

American Funds Developing World Growth and Income FundSM
American Funds Corporate Bond Fund®

American Funds Emerging Markets Bond Fund®

American Funds Global Balanced FundSM

American Funds Global Insight FundSM

American Funds Inflation Linked Bond Fund®
American Funds International Vantage FundSM

American Funds Mortgage Fund®

American Funds Multi-Sector Income FundSM

American Funds Strategic Bond FundSM
American Funds U.S. Government Money Market FundSM
American High-Income Trust®

American Mutual Fund®

The Bond Fund of America®

Capital Income Builder®

Capital World Bond Fund®

Capital World Growth and Income Fund®

EuroPacific Growth Fund®

Fundamental Investors®

The Growth Fund of America®

The Income Fund of America®

Intermediate Bond Fund of America®

International Growth and Income FundSM

The Investment Company of America®

The New Economy Fund®

New Perspective Fund®

New World Fund®

Short-Term Bond Fund of America®

SMALLCAP World Fund®

U.S. Government Securities Fund®

Washington Mutual Investors FundSM

Changes apply to all funds unless otherwise noted below.

1. The information under the heading “Purchase of Class A and C shares” in the “Purchase, exchange and sale of shares” section of the American Funds Inflation Linked Bond Fund prospectus is amended in its entirety to read as follows:

Purchase of Class A and C shares You may generally open an account and purchase Class A shares by contacting any financial professional (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund’s shares. See the statement of additional information for information on purchasing Class C shares. You may purchase additional shares in various ways, including through your financial professional and by mail, telephone, the Internet and bank wire.

2. The following bulleted item is added to the information for “D.A. Davidson & Co.” under “Front-end sales charge waivers on Class A shares available at D.A. Davidson (effective January 1, 2020)” in the “Appendix – Sales charge waivers” section of the prospectus:

•	D.A. Davidson has the authority to allow the purchase of Class A shares at net asset value for i) rollovers to IRAs from investments held in American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs ii) rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian or iii) IRA purchases so long as the proceeds are from the sale of shares from an American Funds Recordkeeper Direct retirement plan, PlanPremier retirement plan or 403(b) plan with Capital Bank and Trust Company as custodian and are used to make a purchase within 60 days of the redemption, if the shares held are ineligible to be rolled over to an IRA.

 3. The following is added to the “Appendix – Sales charge waivers” section of the prospectus:

Northwestern Mutual Investment Services, LLC

Class A and C share purchases in owner-only 401(k) plans held at Northwestern Mutual Investment Services, LLC

Effective November 5, 2021, For 401(k) plans held at NMIS through its clearing firm, Pershing LLC, that cover only owners and their spouses and are not subject to ERISA, participants may purchase Class A shares with the applicable front-end sales charge or Class C shares with the applicable contingent deferred sales charge, in accordance with NMIS’s share class policies applicable to such plans.

Keep this supplement with your prospectus.

Lit. No. MFGEBS-499-1121P CGD/AFD/10039-S87580

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	JENNIFER L. BUTLER
JENNIFER L. BUTLER
SECRETARY
/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY
/s/	JULIE E. LAWTON
JULIE E. LAWTON
SECRETARY
/s/	COURTNEY R. TAYLOR
COURTNEY R. TAYLOR
SECRETARY

American Funds Multi-Sector Income FundSM Statement of Additional Information Supplement November 12, 2021 (for statement of additional information dated March 1, 2021, as supplemented to date)

The first footnote under the table titled “Trustee compensation earned during the fiscal year ended
December 31, 2020” in the “Management of the fund” section of the statement of additional information is amended to read as follows:

1 Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the fund in 2019. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2020 does not include earnings on amounts deferred in previous fiscal years.

Keep this supplement with your statement of additional information.

Lit. No. MFGEBS-496-1121O CGD/10149-S87529